March 3, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.: Ms. Mary Cole

                             Document Control – EDGAR

RE:	Columbia ETF Trust (Registrant)
Columbia Core Bond ETF
Columbia Intermediate Municipal Bond ETF
Columbia Large Cap Growth ETF
Columbia Select Large Cap Growth ETF
Columbia Select Large Cap Value ETF

Post-Effective Amendment No. 86
File No. 333-148082/811-22154

Dear Ms. Cole:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 86 (Amendment). This Amendment was filed electronically on February 28, 2014.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.